Financial Risk Management - Loans and Advances by Geographical Sector (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 90,682,938	¥ 84,805,192	¥ 85,129,070
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	91,546,318		85,859,927
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	59,856,165		57,830,627
Gross carrying amount [member] | Americas [member]
Disclosure of credit risk exposure [line items]
Loans and advances	12,382,463		11,221,244
Gross carrying amount [member] | Europe [member]
Disclosure of credit risk exposure [line items]
Loans and advances	5,988,133		4,949,471
Gross carrying amount [member] | Asia [member]
Disclosure of credit risk exposure [line items]
Loans and advances	9,720,884		8,423,747
Gross carrying amount [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,598,673		3,434,838
Gross carrying amount [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	31,690,153		28,029,300
Unearned income, unamortized premiums - net and deferred loan fees - net [member]
Disclosure of credit risk exposure [line items]
Loans and advances	(258,392)		(239,181)
Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ (604,988)		¥ (491,676)